Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Life Insurance Company of New York
as of December 31, 2011, 2010 and 2009
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2011:
Valuation allowance for deferred tax assets	$160	$(160)	$—	$—	$—
Valuation allowance for mortgage loans on real estate	502	10	—	—	512
Total	$662	$(150)	$—	$—	$512
2010:
Valuation allowance for deferred tax assets	$145	$15	$—	$—	$160
Valuation allowance for mortgage loans on real estate	355	147	—	—	502
Total	$500	$162	$—	$—	$662
2009:
Valuation allowance for deferred tax assets	$253	$—	$(108)	$—	$145
Valuation allowance for mortgage loans on real estate	103	252	—	—	355
Total	$356	$252	$(108)	$—	$500